AB Multi-Manager Alternative Fund

Consolidated Portfolio of Investments

December 31, 2021 (unaudited)

Underlying Portfolios	Shares	Fair Value ($)	% Net Assets	Liquidity*

Global Macro
Alphadyne International Fund, Ltd.	49,005	$59,173,879	5.8%	Quarterly
Brevan Howard Alpha Strategies Fund Limited	372,799	47,815,936	4.7	Monthly
Brevan Howard AS Macro Fund Limited	179,206	20,060,321	2.0	Monthly
John Street Systematic Fund Limited	125,924	22,134,109	2.2	Monthly
Pharo Macro Fund, Ltd.	7,851	33,849,394	3.3	Quarterly
The Tudor BVI Global Fund, Ltd.	4,327	69,403,668	6.9	Quarterly

Total		252,437,307	24.9

Multi-Strategy
Elliott International Limited - Capital Commitment	55,422	92,117,606	9.1	Quarterly
Hudson Bay International Fund, Ltd.	46,000	54,800,344	5.4	Quarterly
LMR Fund Limited	206,673	45,090,317	4.4	Quarterly
Myriad Opportunities Offshore Fund Limited	32	35,127	0.0	At Fund’s Discretion
Schonfeld Strategic Partners Offshore Fund, Ltd.	39,700	53,392,009	5.3	Monthly

Total		245,435,403	24.2

Long/Short Equity
Coatue Offshore Fund, Ltd.	101,112	43,132,371	4.2	Quarterly
Janchor Partners Pan-Asian Fund	202,641	30,439,767	3.0	Triennially
Nokota LC, LLC	1,166	235,747	0.0	At Fund’s Discretion
PFM Healthcare Offshore Fund, Ltd.	344	233,168	0.0	At Fund’s Discretion
Schonfeld Fundamental Equity Offshore Fund, Ltd.	39,203	52,422,811	5.2	Quarterly
The Children’s Investment Fund	128,700	30,204,603	3.0	Biennial
Think Investments Offshore, Ltd.	16,953	51,595,269	5.1	Semi-Annual
Two Creeks Capital Offshore Fund, Ltd.	21,269	35,236,215	3.5	Quarterly

Total		243,499,951	24.0

Event Driven
Antara Capital Offshore Fund, Ltd.	32,000	31,907,801	3.2	Quarterly
Indaba Capital Partners (Cayman), LP	25,898	42,267,414	4.2	Quarterly
Lion Point International, Ltd.	16,666	21,738,623	2.1	Semi-Annual
Luxor Capital Partners Offshore Liquidating SPV, Ltd.	2,317	2,326,655	0.2	At Fund’s Discretion
Senator Global Opportunity Offshore Fund II, Ltd.	22,834	31,763,992	3.1	Quarterly
Senator Global Opportunity Offshore Fund, Ltd.	11,871	16,127,662	1.6	Quarterly

Total		146,132,147	14.4

Credit/Distressed
King Street Capital, Ltd.	23,212	2,394,456	0.2	At Fund’s Discretion
LMR CCSA Fund Limited - Mutual Fund	200,000	21,330,648	2.1	Quarterly
Wingspan Overseas Fund, Ltd.	26	20,422	0.0	Fund in Liquidation

Total		23,745,526	2.3

Total Underlying Portfolios (cost $681,370,874)		911,250,334	89.8

Common Stocks
Special Purpose Acquisition Company
BlueRiver Acquisition Corp. - Class A(a)	100,000	972,000	0.1
Broadscale Acquisition Corp. - Class A(a)	68,022	676,139	0.1
CC Neuberger Principal Holdings III - Class A(a)	100,000	988,000	0.1
Churchill Capital Corp. VII - Class A(a)	24,490	240,737	0.0
Climate Real Impact Solutions II Acquisition Corp. - Class A(a)	57,556	561,747	0.1
Compute Health Acquisition Corp. - Class A(a)	100,000	973,000	0.1

Underlying Portfolios	Shares	Fair Value ($)	% Net Assets

Constellation Acquisition Corp. I - Class A(a)	45,223	$441,376	0.0%
D & Z Media Acquisition Corp. - Class A(a)	15,000	146,250	0.0
DiamondHead Holdings Corp. - Class A(a)	51,562	502,214	0.1
Elliott Opportunity II Corp. - Class A(a)	535,800	5,234,766	0.5
EQ Health Acquisition Corp. - Class A(a)	93,458	907,477	0.1
Hudson Executive Investment Corp. II(a)	97,230	950,909	0.1
Jaws Mustang Acquisition Corp. - Class A(a)	42,280	412,230	0.0
Kernel Group Holdings, Inc. - Class A(a)	50,000	487,500	0.0
Lazard Growth Acquisition Corp. I(a)	110,655	1,076,673	0.1
Music Acquisition Corp. (The) - Class A(a)	76,500	746,640	0.1
New Vista Acquisition Corp. - Class A(a)	97,916	952,723	0.1
North Atlantic Acquisition Corp. - Class A(a)	97,230	952,854	0.1
Pivotal Investment Corp. III - Class A(a)	109,130	1,062,926	0.1
RMG Acquisition Corp. III - Class A(a)	15,344	149,604	0.0
Social Leverage Acquisition Corp. I - Class A(a)	34,012	333,658	0.0
Thunder Bridge Capital Partners III, Inc. - Class A(a)	25,572	249,838	0.0
TLG Acquisition One Corp. - Class A(a)	97,161	945,376	0.1

Total Common Stocks (cost $19,881,213)		19,964,637	1.9

Warrants
Special Purpose Acquisition Company
BlueRiver Acquisition Corp., Class A, expiring 01/04/2026(a)	33,333	20,166	0.0
Broadscale Acquisition Corp., Class A, expiring 02/02/2026(a)	17,005	15,985	0.0
CC Neuberger Principal Holdings III, expiring 12/31/2027(a)	20,000	21,800	0.0
Churchill Capital Corp. VII, expiring 02/29/2028(a)	4,898	4,898	0.0
Climate Real Impact Solutions II Acquisition Corp., expiring 12/31/2027(a)	11,511	13,123	0.0
Compute Health Acquisition Corp., Class A, expiring 12/31/2027(a)	25,000	22,083	0.0
Constellation Acquisition Corp. I, Class A, expiring 12/31/2027(a)	15,074	9,497	0.0
D & Z Media Acquisition Corp., Class A, expiring 12/31/2027(a)	5,000	2,900	0.0
DiamondHead Holdings Corp., Class A, expiring 01/28/2028(a)	12,890	7,694	0.0
Elliott Opportunity II Corp., expiring 02/19/2023(a)	133,950	143,326	0.1
EQ Health Acquisition Corp., Class A, expiring 02/02/2028(a)	46,729	24,299	0.0
Hudson Executive Investment Corp. II, expiring 01/31/2027(a)	24,307	16,288	0.0
Jaws Mustang Acquisition Corp., expiring 01/30/2026(a)	10,570	10,886	0.0
Kernel Group Holdings, Inc., Class A, expiring 01/31/2027(a)	25,000	12,500	0.0
Lazard Growth Acquisition Corp. I, expiring 12/31/2027(a)	22,131	19,362	0.0
Music Acquisition Corp. (The), Class A, expiring 02/05/2028(a)	38,250	21,420	0.0
New Vista Acquisition Corp., Class A, expiring 12/31/2027(a)	32,638	24,635	0.0
North Atlantic Acquisition Corp., expiring 10/20/2025(a)	32,410	23,682	0.0
Pivotal Investment Corp. III, Class A, expiring 12/31/2027(a)	21,826	20,833	0.0
RMG Acquisition Corp. III, Class A, expiring 12/31/2027(a)	3,068	2,697	0.0
Social Leverage Acquisition Corp. I, Class A, expiring 12/31/2027(a)	8,503	7,057	0.0
Thunder Bridge Capital Partners III, Inc., Class A, expiring 02/15/2028(a)	5,114	4,246	0.0
TLG Acquisition One Corp., Class A, expiring 12/31/2027(a)	32,387	16,838	0.0

Total Warrants (cost $562,543)		466,215	0.1

Short-Term Investments
Investment Companies
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(b) (c) (d) (cost $37,499,000)	37,499,000	37,499,000	3.7

Total Investments (cost $739,313,630)(e)		969,180,186	95.5
Other assets less liabilities		45,931,280	4.5

Net Assets		$1,015,111,466	100.0%

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs & Co.
Arena Pharmaceuticals, Inc.	1 Month SOFR Plus 0.35%	Maturity	USD	2,820	07/15/2025	$42,360
Cerner Corp.	1 Month SOFR Plus 0.35%	Maturity	USD	3,407	07/15/2025	92,790
Change Healthcare, Inc.	1 Month SOFR Plus 0.35%	Maturity	USD	4,577	01/05/2023	(524,067)
CMC Materials, Inc.	1 Month SOFR Plus 0.35%	Maturity	USD	84	07/15/2025	3,263
Coherent, Inc.	1 Month SOFR Plus 0.35%	Maturity	USD	5,052	01/05/2023	1,262,355
DSP Group, Inc.	1 Month SOFR Plus 0.35%	Maturity	USD	1,457	07/15/2025	13,553
Flagstar Bancorp, Inc.	1 Month SOFR Plus 0.35%	Maturity	USD	4,358	07/15/2025	174,175
Forterra, Inc.	1 Month SOFR Plus 0.35%	Maturity	USD	3,265	07/15/2025	61,337
GCP Applied Technologies, Inc.	1 Month SOFR Plus 0.35%	Maturity	USD	504	07/15/2025	5,273
Mimecast, Ltd.	1 Month SOFR Plus 0.35%	Maturity	USD	1,465	07/15/2025	6,233
Nuance Communications, Inc.	1 Month SOFR Minus 0.35%	Maturity	USD	4,939	01/05/2023	193,598
Ortho Clinical Diagnostics Holdings PLC	1 Month SOFR Plus 0.35%	Maturity	USD	72	07/15/2025	1,419
People’s United Financial, Inc.	1 Month SOFR Plus 0.35%	Maturity	USD	4,217	07/15/2025	35,696
Sanne Group PLC	1 Month SOFR Plus 0.35%	Maturity	GBP	1,722	07/15/2025	17,415
Shaw Communications, Inc.	1 Month CDOR Plus 0.35%	Maturity	CAD	6,346	01/05/2023	633,152
Siltronic AG	1 Month ESTR Plus 0.30%	Maturity	EUR	4,137	01/05/2023	44,059
Vifor Pharma AG	1 Month SOFR Plus 0.35%	Maturity	USD	122	07/15/2025	4,996
Vivo Energy PLC	1 Month SOFR Plus 0.35%	Maturity	USD	1,458	07/15/2025	24,522
Welbilt, Inc.	1 Month SOFR Plus 0.35%	Maturity	USD	4,859	07/15/2025	610,052
JPMorgan Chase Bank, NA
Atotech, Ltd.	1 Month OBFR Plus 0.40%	Maturity	USD	3,786	08/12/2022	106,302
BHP Group PLC	1 Month SONIA Plus 0.35%	Maturity	GBP	3,751	08/12/2022	444,549
Blue Prism Group PLC	1 Month SONIA Plus 0.35%	Maturity	GBP	573	08/12/2022	16,553
CIT Group, Inc.	1 Month OBFR Plus 0.40%	Maturity	USD	5,095	08/12/2022	30,340

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Cominar Real Estate Investment Trust	1 Month CDOR Plus 0.40%	Maturity	CAD	2,163	08/12/2022	$15,314
CorePoint Lodging, Inc.	1 Month OBFR Plus 0.40%	Maturity	USD	1,356	08/12/2022	14,883
CyrusOne, Inc.	1 Month OBFR Plus 0.40%	Maturity	USD	1,878	08/12/2022	24,797
Ferro Corp.	1 Month OBFR Plus 0.40%	Maturity	USD	902	08/12/2022	12,557
IHS Markit, Ltd.	1 Month OBFR Plus 0.40%	Maturity	USD	5,567	08/12/2022	1,787,714
Itamar Medical, Ltd.	1 Month OBFR Plus 0.40%	Maturity	USD	1,244	08/12/2022	24,304
McAfee Corp.	1 Month OBFR Plus 0.40%	Maturity	USD	1,785	08/12/2022	15,027
NeoPhotonics Corp.	1 Month OBFR Plus 0.40%	Maturity	USD	2,491	08/12/2022	27,888
PAE, Inc.	1 Month OBFR Plus 0.40%	Maturity	USD	2,296	08/12/2022	4,890
PNM Resources, Inc.	1 Month OBFR Plus 0.40%	Maturity	USD	4,612	08/12/2022	(390,856)
Reliant Bancorp, Inc.	1 Month OBFR Plus 0.40%	Maturity	USD	677	08/12/2022	130,853
Rogers Corp.	1 Month OBFR Plus 0.40%	Maturity	USD	4,633	08/12/2022	47,995
State Auto Financial Corp.	1 Month OBFR Plus 0.40%	Maturity	USD	2,127	08/12/2022	58,346
Sumo Group PLC	1 Month SONIA Plus 0.35%	Maturity	GBP	1,910	08/12/2022	101,511
Teekay LNG Partners LP	1 Month OBFR Plus 0.40%	Maturity	USD	2,454	08/12/2022	(30,166)
TriState Capital Holdings, Inc.	1 Month OBFR Plus 0.40%	Maturity	USD	2,572	08/12/2022	20,410
Vonage Holdings Corp.	1 Month OBFR Plus 0.40%	Maturity	USD	3,385	08/12/2022	35,016
Macquarie Bank, Ltd.
MQCP736E(1)	0.00%	Quarterly	USD	16,166	04/19/2022	99,324
Morgan Stanley Capital Services, LLC
Aerojet Rocketdyne Holdings, Inc.	1 Month FedFundEffective Plus 0.38%	Maturity	USD	4,762	10/18/2023	(434,439)
American National Group, Inc.	1 Month FedFundEffective Plus 0.38%	Maturity	USD	2,503	10/18/2023	5,777
Athene Holding, Ltd.	1 Month FedFundEffective Plus 0.38%	Maturity	USD	5,463	10/18/2023	1,618,067
Atlantic Capital Bancshares, Inc.	1 Month FedFundEffective Plus 0.38%	Maturity	USD	935	10/18/2023	140,514
Avast PLC	1 Month SONIA Plus 0.35%	Maturity	GBP	3,339	10/18/2023	147,942
Golden Nugget Online Gaming, Inc.	1 Month FedFundEffective Plus 0.38%	Maturity	USD	482	10/18/2023	(410,336)
Great Western Bancorp, Inc.	1 Month FedFundEffective Plus 0.38%	Maturity	USD	1,362	10/18/2023	19,503
GreenSky, Inc.	1 Month FedFundEffective Plus 0.38%	Maturity	USD	3,300	10/18/2023	(59,795)
Intersect ENT, Inc.	1 Month FedFundEffective Plus 0.38%	Maturity	USD	3,267	10/18/2023	(8,267)
Intertrust NV	1 Month EURIBOR Plus 0.50%	Maturity	EUR	652	10/18/2023	1,616

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Investors Bancorp, Inc.	1 Month FedFundEffective Plus 0.38%	Maturity	USD	4,487		10/18/2023	$132,187
Itamar Medical, Ltd.	1 Month FedFundEffective Plus 0.38%	Maturity	USD	1,672		10/18/2023	39,027
Kraton Corp.	1 Month FedFundEffective Plus 0.38%	Maturity	USD	2,186		10/18/2023	55,256
Magellan Health, Inc.	1 Month FedFundEffective Plus 0.38%	Maturity	USD	4,211		10/18/2023	71,169
Meggitt PLC	1 Month SONIA Plus 0.35%	Maturity	GBP	3,108		10/18/2023	30,909
MGM Growth Properties LLC	1 Month FedFundEffective Plus 0.38%	Maturity	USD	34		10/18/2023	1,353
MSUSABBD(2)	0.00%	Quarterly	USD	12,475		06/15/2022	(36,549)
MSUSABDM(3)	0.00%	Quarterly	USD	35,689		10/17/2022	(123,179)
MSUSABEE(4)	0.00%	Quarterly	USD	26,968		06/15/2022	112,528
MSUSABEM(5)	0.00%	Quarterly	USD	42,339		10/17/2022	93,509
MSUSABEQ(6)	0.00%	Quarterly	USD	17,287		10/17/2022	37,093
Progenics Pharmaceuticals, Inc.	1 Month FedFundEffective Plus 0.08%	Maturity	USD	0	**	10/18/2023	0
Sanderson Farms, Inc.	1 Month FedFundEffective Plus 0.38%	Maturity	USD	1,177		10/18/2023	(26,742)
Sanne Group PLC	1 Month SONIA Plus 0.54%	Maturity	GBP	1,561		10/18/2023	15,581
Suez SA	1 Month EURIBOR Plus 0.50%	Maturity	EUR	2,778		10/18/2023	19,079
Terminix Global Holdings, Inc.	1 Month FedFundEffective Plus 0.38%	Maturity	USD	1,151		10/18/2023	18,987
Triple-S Management Corp.	1 Month FedFundEffective Plus 0.38%	Maturity	USD	2,244		10/18/2023	37,860
Ultra Electronics Holdings PLC	1 Month SONIA Plus 0.54%	Maturity	GBP	3,111		10/18/2023	(161,657)
Veoneer, Inc.	1 Month FedFundEffective Plus 0.38%	Maturity	USD	4,631		10/18/2023	254,924
Xilinx, Inc.	1 Month FedFundEffective Plus 0.38%	Maturity	USD	2,402		10/18/2023	1,044,697
Pay Total Return on Reference Obligation
Goldman Sachs & Co.
Entegris, Inc.	1 Month SOFR Minus 0.33%	Maturity	USD	27		07/15/2025	(1,325)
II-VI, Inc.	1 Month SOFR Minus 0.31%	Maturity	USD	1,179		01/05/2023	(15,992)
M&T Bank Corp.	1 Month SOFR Minus 0.32%	Maturity	USD	4,289		07/15/2025	31,877
New York Community Bancorp, Inc.	1 Month SOFR Minus 0.30%	Maturity	USD	4,457		01/05/2023	62,494
Quidel Corp.	1 Month SOFR Minus 0.32%	Maturity	USD	48		07/15/2025	1,430
JPMorgan Chase Bank, NA
BHP Billiton, Ltd.	1 Month OBFR Minus 0.88%	Maturity	USD	5,146		08/12/2022	(445,727)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
First Citizens BancShares, Inc.	1 Month OBFR Minus 0.40%	Maturity	USD	5,104	08/12/2022	$(33,181)
MKS Instruments, Inc.	1 Month OBFR Minus 0.40%	Maturity	USD	1,426	08/12/2022	(70,920)
Raymond James Financial, Inc.	1 Month OBFR Minus 0.31%	Maturity	USD	2,134	08/12/2022	(22,715)
S&P Global, Inc.	1 Month OBFR Minus 0.40%	Maturity	USD	5,610	08/12/2022	(1,707,972)
United Community Banks, Inc.	1 Month OBFR Minus 0.40%	Maturity	USD	675	08/12/2022	(118,400)
Morgan Stanley Capital Services, LLC
Advanced Micro Devices, Inc.	1 Month FedFundEffective Minus 0.23%	Maturity	USD	2,810	10/18/2023	(1,201,104)
Apollo Global Management, Inc.	1 Month FedFundEffective Minus 0.23%	Maturity	USD	5,456	10/18/2023	(1,257,855)
Citizens Financial Group, Inc.	1 Month FedFundEffective Minus 0.23%	Maturity	USD	4,156	10/18/2023	(121,381)
DraftKings, Inc.	1 Month FedFundEffective Minus 0.21%	Maturity	USD	486	10/18/2023	435,814
First Interstate BancSystem, Inc.	1 Month FedFundEffective Minus 0.29%	Maturity	USD	1,375	10/18/2023	14,424
Goldman Sachs Group, Inc./The	1 Month FedFundEffective Minus 0.29%	Maturity	USD	3,334	10/18/2023	88,030
NortonLifeLock, Inc.	1 Month FedFundEffective Minus 0.29%	Maturity	USD	431	10/18/2023	(2,282)
Rentokil Initial PLC	1 Month FedFundEffective Minus 0.26%	Maturity	USD	1,069	10/18/2023	(74,716)
SouthState Corp.	1 Month FedFundEffective Minus 0.22%	Maturity	USD	937	10/18/2023	(108,598)
VICI Properties, Inc.	1 Month FedFundEffective Minus 0.20%	Maturity	USD	34	10/18/2023	(268)

						$3,387,979

**	Notional amount less than 500.
(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of December 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $241,862,836 and gross unrealized depreciation of investments was $(8,608,301), resulting in net unrealized appreciation of $233,254,535.

*	The investment strategies and liquidity of the Underlying Portfolios in which the Fund invests are as follows:

Global Macro Underlying Portfolios aim to identify and exploit imbalances in global economics and asset classes, typically utilizing macroeconomic and technical market factors rather than “bottom-up” individual security analysis. The Underlying Portfolios within this strategy are subject to 30 - 90 day redemption notice periods. The majority of the Underlying Portfolios are no longer subject to initial lockups.

Multi-Strategy Underlying Portfolios invest across multiple strategies, including long/short equity, event driven, global macro, credit/distressed and emerging markets, in which the investment process is predicated on movements in underlying economic variables and the impact these variables have on equity, fixed income, currency, commodity and other financial instrument markets. Underlying Portfolios within this strategy are generally subject to 45 - 90 day redemption notice periods. Certain Underlying Portfolios may have lock up periods of two years.

Long/Short Equity Underlying Portfolios seek to buy securities with the expectation that they will increase in value (“going long”) and sell securities short in the expectation that they will decrease in value (“going short”). Underlying Portfolios within this strategy are generally subject to 45 - 120 day redemption notice periods. The majority of the Underlying Portfolios are no longer subject to initial lockups. Certain Underlying Portfolios have lock up periods of up to three years.

Event Driven Underlying Portfolios seek to take advantage of information inefficiencies resulting from a particular corporate event, such as a takeover, liquidation, bankruptcy, tender offer, buyback, spin off, exchange offer, merger or other type of corporate reorganization. Underlying Portfolios within this strategy are generally subject to 60 - 90 day redemption notice periods. The majority of the Underlying Portfolios are no longer subject to initial lockups. Certain Underlying Portfolios have lock up periods of up to one year.

Credit/Distressed Underlying Portfolios invest in a variety of fixed income and other securities, including bonds (corporate and government), bank debt, asset-backed financial instruments, mortgage-backed securities and mezzanine and distressed securities, as well as securities of distressed companies and high yield securities. Underlying Portfolios within this strategy are generally subject to 90 day redemption notice periods. The majority of the Underlying Portfolios are no longer subject to initial lockups.

The Fund may also make direct investments in securities (other than securities of Underlying Portfolios), options, futures, options on futures, swap contracts, or other derivative or financial instruments.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

BIST – Borsa Istanbul Stock Exchange

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

ESTR – Euro Short-Term Rate

ETS – Emission Trading Scheme

EURIBOR – Euro Interbank Offered Rate

FedFundEffective – Federal Funds Effective Rate

FTSE – Financial Times Stock Exchange

JSE – Johannesburg Stock Exchange

KC HRW – Kansas City Hard Red Winter

KLCI – Kuala Lumpur Composite Index

KOSPI – Korea Composite Stock Price Index

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

OBFR – Overnight Bank Funding Rate

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

RTS – Russian Trading System

SGX – Singapore Exchange

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WIG – Warszawski Indeks Gieldowy

WTI – West Texas Intermediate

(1) The following table represents the (long/(short)) futures basket holdings underlying the total return swap in MQCP736E as of December 31, 2021.

Security Description	Current Notional		Percent of Basket’s Value
Soybean Futures 05/2022	USD	856,983	5.3%
Lean Hogs Futures 04/2022		842,209	5.2%
Cattle Feeder Futures 03/2022		(727,804)	(4.5)%
Coffee ‘C’ Futures 05/2022		(694,195)	(4.3)%
Live Cattle Futures 04/2022		(685,137)	(4.2)%
LME Copper Futures 02/2022		657,843	4.1%
NY Harbor ULSD Futures 03/2022		(470,113)	(2.9)%
LME Lead Futures 02/2022		463,355	2.9%
Silver Futures 03/2022		419,008	2.6%
Soybean Oil Futures 05/2022		(359,554)	(2.2)%
Palladium Futures 03/2022		(337,408)	(2.1)%
Gold 100 Oz. Futures 02/2022		(295,404)	(1.8)%
Gasoline RBOB Futures 03/2022		289,749	1.8%
Brent Crude Futures 04/2022		289,327	1.8%
LME Primary Aluminum Futures 02/2022		(288,533)	(1.8)%
Platinum Futures 04/2022		288,484	1.8%
Wheat Futures (CBT) 05/2022		(287,166)	(1.8)%
KC HRW Wheat Futures 05/2022		(284,993)	(1.8)%
Low Sulphur Gasoil Futures 03/2022		239,723	1.5%
LME Nickel Futures 02/2022		229,063	1.4%
Cotton No. 2 Futures 05/2022		201,605	1.2%
Corn Futures 05/2022		(177,653)	(1.1)%
WTI Crude Futures 03/2022		(172,126)	(1.1)%
LME Zinc Futures 02/2022		(142,285)	(0.9)%
Cocoa Futures 05/2022		105,232	0.7%
Soybean Meal Futures 05/2022		42,233	0.3%
Natural Gas Futures 04/2022		27,864	0.2%
Sugar #11 (World) Futures 05/2022		(21,202)	(0.1)%

(2) The following table represents the (long/(short)) futures basket holdings underlying the total return swap in MSUSABBD as of December 31, 2021.

Security Description	Current Notional	Percent of Basket’s Value
U.S. T-Note 10 Yr (CBT) Futures 03/2022	USD (2,625,913)	(21.1)%
Australian 10 Yr Bond Futures 03/2022	1,374,706	11.0%
Japan 10 Yr Bond (OSE) Futures 03/2022	936,846	7.5%
Long Gilt Futures 03/2022	743,489	6.0%
Canadian 10 Yr Bond Futures 03/2022	(508,966)	(4.1)%
Euro-Bund Futures 03/2022	441,603	3.5%

(3) The following table represents the (long/(short)) forwards basket holdings underlying the total return swap in MSUSABDM as of December 31, 2021.

Security Description	Current Notional	Percent of Basket’s Value
SEK/USD 01/31/2022	USD 5,132,119	14.4%
NZD/USD 01/31/2022	(4,346,955)	(12.2)%
CAD/USD 01/31/2022	4,332,679	12.1%
AUD/USD 01/31/2022	(2,198,460)	(6.2)%
JPY/USD 01/31/2022	(1,691,672)	(4.7)%
EUR/USD 01/31/2022	(1,274,108)	(3.6)%
CHF/USD 01/31/2022	(1,052,834)	(3.0)%
NOK/USD 01/31/2022	417,565	1.2%
GBP/USD 01/31/2022	(367,600)	(1.0)%

(4) The following table represents the (long/(short)) futures basket holdings underlying the total return swap in MSUSABEE as of December 31, 2021.

Security Description	Current Notional	Percent of Basket’s Value
SGX Nifty 50 Futures 01/2022	USD (1,898,571)	(7.0)%
WIG 20 Index Futures 03/2022	(1,310,661)	(4.9)%
Set50 Futures 03/2022	1,210,879	4.5%
KOSPI2 Index Futures 03/2022	1,186,607	4.4%
FTSE China A50 Index Futures 01/2022	(1,167,729)	(4.3)%
FTSE Taiwan Index Futures 01/2022	1,003,222	3.7%
FTSE/JSE Top 40 Futures 03/2022	898,046	3.3%
FTSE KLCI Futures 01/2022	423,403	1.6%
Mexican Bolsa Index Futures 03/2022	(418,009)	(1.6)%
RTS Index Futures 03/2022	275,077	1.0%
MSCI Russia Index Futures	(272,380)	(1.0)%
iBovespa Index Futures 02/2022	194,172	0.7%
BIST 30 Futures 02/2022	(2,697)	0.0%

(5) The following table represents the (long/(short)) forwards basket holdings underlying the total return swap in MSUSABEM as of December 31, 2021.

Security Description	Current Notional	Percent of Basket’s Value
COP/USD 01/31/2022	USD (2,184,701)	(5.2)%
MYR/USD 01/31/2022	1,812,116	4.3%
BRL/USD 01/31/2022	1,752,841	4.1%
PEN/USD 01/31/2022	(1,723,204)	(4.1)%
THB/USD 01/31/2022	(1,718,970)	(4.1)%
ZAR/USD 01/31/2022	(1,608,888)	(3.8)%
PHP/USD 01/31/2022	1,562,315	3.7%
HUF/USD 01/31/2022	1,545,379	3.7%
CZK/USD 01/31/2022	(1,367,555)	(3.2)%
KRW/USD 01/28/2022	825,614	2.0%
CLP/USD 01/31/2022	715,532	1.7%
TWD/USD 01/28/2022	(609,684)	(1.4)%
PLN/USD 01/31/2022	580,046	1.4%
MXN/USD 01/31/2022	554,643	1.3%
IDR/USD 01/31/2022	(431,859)	(1.0)%
RUB/USD 01/31/2022	414,924	1.0%
INR/USD 01/31/2022	(29,637)	(0.1)%
CNY/USD 01/28/2022	(4,234)	(0.0)%
TRY/USD 01/31/2022	4,234	0.0%

(6) The following table represents the 50 largest (long/(short)) futures basket holdings underlying the total return swap in MSUSABEQ as of December 31, 2021.

Security Description	Current Notional	Percent of Basket’s Value
S&P/TSX 60 Index Futures 03/2022	USD (2,102,120)	(12.2)%
TOPIX Index Futures 03/2022	1,835,897	10.6%
SPI 200 Futures 03/2022	1,633,638	9.5%
Hang Seng Index Futures 01/2022	(1,376,059)	(8.0)%
Euro STOXX 50 Index Futures 03/2022	968,081	5.6%
OMXS 30 Index Futures 01/2022	(933,507)	(5.4)%
FTSE 100 Index Futures 03/2022	639,625	3.7%
S&P 500 E-Mini Futures 03/2022	(414,892)	(2.4)%
Swiss Market Index Futures 03/2022	(240,292)	(1.4)%
MSCI Singapore IX ETS Futures 01/2022	(200,531)	(1.2)%

AB Multi-Manager Alternative Fund

December 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to the issuance of the report are not reflected herein.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$19,964,637	$—	$—	$19,964,637
Warrants	466,215	—	—	466,215
Short-Term Investments	37,499,000	—	—	37,499,000
Investments valued at NAV				911,250,334

Total Investments in Securities	57,929,852	—	—	969,180,186
Other Financial Instruments(a):
Assets:
Total Return Swaps	—	10,776,468	—	10,776,468
Liabilities:
Total Return Swaps	—	(7,388,489)	—	(7,388,489)

Total	$57,929,852	$3,387,979	$—	$972,568,165

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended December 31, 2021 is as follows:

Fund	Market Value 03/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$28,399	$133,700	$124,600	$37,499	$4